Segmented Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segmented Information
Number of operating segment	1
Segmented information
Assets	$ 208,763,267	$ 215,908,129
Revenues	49,216,311	56,841,892	33,401,426
Inactivated hepatitis vaccines
Segmented information
Revenues	39,951,471	26,939,386	16,200,844
Influenza vaccines
Segmented information
Revenues	9,191,432	29,902,506	17,200,582
Others
Segmented information
Revenues	73,408
Mainland China
Segmented information
Total long-lived assets	81,233,297	76,964,135
Assets	164,174,148	170,662,019
Revenues	48,198,668	56,407,130	32,981,974
Hong Kong
Segmented information
Assets	44,589,119	45,246,110
Foreign countries
Segmented information
Revenues	$ 1,017,643	$ 434,762	$ 419,452